Fair Value Measurements	12 Months Ended
Oct. 31, 2012
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
7.  FAIR VALUE MEASUREMENT

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The guidance related to Fair Value Measurements requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities,

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data,

Level 3: Unobservable inputs that are not corroborated by market data.

The following table present information about the Company’s assets that are measured at fair value on a recurring basis as of October 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

Fair Value of Financial Assets as of October 31, 2012 and 2011.

			Significant Other	Significant
	Balances, at	Quoted Prices in	Observable	Unobservable
	October 31,	Active Markets	Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:

Restricted cash held in trust	$48,498,219	$48,498,219	—	—

			Significant Other	Significant
	Balances, at	Quoted Prices in	Observable	Unobservable
	October 31,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:

Restricted cash held in trust	$48,485,877	$48,485,877	—	—